Long-Term Debt (Details Narrative) $ in Thousands	1 Months Ended				5 Months Ended		12 Months Ended
	Jan. 23, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 20, 2020 USD ($)	Jan. 17, 2020 USD ($)	May 31, 2020 USD ($)	May 27, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Repayments of Debt							$ 153,573	$ 32,733	$ 55,283
Interest expense from continuing operations							$ 13,761	$ 15,836	$ 17,422
Weighted average interest rate							3.60%	5.70%	5.40%
M/V Athos Financing Arrangement [Member]
Debt Instrument [Line Items]
Debt variable rate basis			Libor
Margin			2.55%
Sale Leaseback Transaction, Date			January 20, 2020
Sale and leaseback transaction gross cash inflow financing arrangement	$ 38,500
Debt Instrument, Term			5 years
Purchase option to acquire vessel under a financing arrangement			$ 22,500
Amount payable at the expiration of the lease if the option to acquire the vessel is not excercised			$ 7,500
M/V Aristomenis Financing Arrangement [Member]
Debt Instrument [Line Items]
Debt variable rate basis			Libor
Margin			2.55%
Sale Leaseback Transaction, Date			January 20, 2020
Sale and leaseback transaction gross cash inflow financing arrangement	$ 38,500
Debt Instrument, Term			5 years
Purchase option to acquire vessel under a financing arrangement			$ 22,500
Amount payable at the expiration of the lease if the option to acquire the vessel is not excercised			$ 7,500
M/V Athenian Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Jan. 17, 2020
Amount drawn down		$ 38,500
Maximum borrowing capacity				$ 38,500
Repayment instalments				20
Frequency of payments				quarterly
Repayment amount				$ 860
Ballon payment, payable together with the final quarterly installment				$ 21,300
Debt variable rate basis				Libor
Margin				2.55%
Refinancing of M/V Akadimos, the CMA CGM Uruguay and the CMA CGM Magdalena with ICBCFL [Member]
Debt Instrument [Line Items]
Debt variable rate basis						Libor
Margin						2.60%
Sale and leaseback transaction gross cash inflow financing arrangement						$ 155,350
Debt Instrument, Term						7 years
Repayments of Debt						$ 116,515
Mandatory purchase obligation on sale and leaseback agreement expiration						$ 77,700
Credit Facility II 2017 [Member] | Transaction agreement with DSS Holdings L.P. [Member]
Debt Instrument [Line Items]
Repayment amount								$ 89,298
Credit Facility 2015, Credit Facility 2017 and Aristaios Credit Facility [Member] | Transaction agreement with DSS Holdings L.P. [Member]
Debt Instrument [Line Items]
Repayment amount								$ 146,517
Credit Facility 2017 Amendment [Member]
Debt Instrument [Line Items]
Repayment instalments								19
Frequency of payments								quarterly
Repayment amount								$ 7,703
Ballon payment, payable together with the final quarterly installment								139,130
Credit Facility 2017 Amendment [Member] | Following the repayment and re-financing with ICBFL [Member]
Debt Instrument [Line Items]
Repayment instalments					14
Frequency of payments					quarterly
Repayment amount					$ 4,069
Ballon payment, payable together with the final quarterly installment					$ 73,493
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Repayments of Debt							$ 37,058	$ 32,733
Covenants [Member]
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense							2:1
Net Total Indebtedness to the aggregate Market Value of the Total fleet							0.75:1
Covenants [Member] | Per Vessel [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalents							$ 500
Covenants [Member] | Credit Facility 2017, 'ICBCFL' Financing Arrangement and Credit Facility 2020 [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement							125.00%
Covenants [Member] | 'CMBFL' Financing Arrangement [Member]
Debt Instrument [Line Items]
Collateral Maintenance Requirement							120.00%